Debt Securities Held-to-Maturity - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	$ 396,233,000	$ 392,840,000
Debt securities held to maturity	367,289,000	350,153,000
Proceeds from sale of held-to-maturity securities	0	$ 0
Debt securities, held-to-maturity, number of called debt securities | security		1
Proceeds from maturities of held-to-maturity securities		$ 5,000,000	$ 4,300,000
Proceeds from sale and maturity of held-to-maturity securities			0
Securities available-for-sale sold under agreements	$ 242,200,000	$ 247,600,000
Number of unrealized loss positions | security	101	105
Accrued interest receivable on debt securities held-to-maturity	$ 948,000	$ 898,000
Accrued interest receivable associated with held-to-maturity securities	948,000	898,000
Mortgage-backed securities and collateralized mortgage obligations
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	351,361,000	347,969,000
Debt securities held to maturity	325,738,000	310,570,000
Northfield Bancorp, Inc. [Member]
Schedule of Held-to-maturity Securities [Line Items]
Debt securities held to maturity	8,144,000	8,762,000
Accrued interest receivable on debt securities held-to-maturity	30,000	33,000
Held-to-maturity securities sold	0	0	$ 0
Held-to-maturity securities pledged to secure borrowings and deposits	$ 6,700,000	9,100,000
Held-to-maturity securities unrealized loss position greater than twelve months | security	9
Accrued interest receivable associated with held-to-maturity securities	$ 30,000	$ 33,000
Debt securities, held-to-maturity, accrued interest, after allowance for credit loss, statement of financial position [extensible enumeration]	Accrued interest receivable